Strategic Collaboration, Supply and Securities Purchase Agreements with Tolmar	6 Months Ended
Jun. 30, 2026
Strategic Collaboration, Supply and Securities Purchase Agreements with Tolmar [Abstract]
STRATEGIC COLLABORATION, SUPPLY AND SECURITIES PURCHASE AGREEMENTS WITH TOLMAR

NOTE 12:- STRATEGIC COLLABORATION, SUPPLY AND SECURITIES PURCHASE AGREEMENTS WITH TOLMAR

In June 2026, the Company entered into a collaboration agreement, a securities purchase agreement and a supply agreement with Tolmar International Ltd. (“Tolmar”) (together the “Tolmar Agreements” or the “Agreements”). Pursuant to the Tolmar Agreements, the Company granted Tolmar exclusive U.S. commercialization rights for Alpha DaRT for prostate cancer (the “Product”). Tolmar will use commercially reasonable efforts to commercialize Alpha DaRT in accordance with a commercialization plan and the terms of the Tolmar Agreements. Under the Agreements, the Company is obligated to continue the research and development of the Product and to use commercially reasonable efforts to obtain all necessary regulatory approvals required to sell and market the Product in the United States in at least one prostate cancer indication. The parties shall also establish a joint steering committee to oversee the activities of the parties pursuant to the Agreements. The initial term of the Agreements is 20 years following the first commercial sale of the Product in the United States.

In conjunction with the collaboration agreement, the Company and Tolmar also entered into a supply agreement, under which the Company has agreed to supply all of the commercial supply of the Product, subject to certain conditions. The supply agreement continues until the expiration or early termination of the Agreements. Under the terms of the Agreements, the Company retains all intellectual property rights for the Product, including all clinical data, regulatory filings and marketing approvals, which are held by the Company in its own name, and the Company will be the sole manufacturer of the Product. Tolmar will pay the Company a supply price equal to 60% of the net sales of the Product, subject to certain adjustments. The Company is also obligated to construct or otherwise secure manufacturing capacity for the Product, which capacity will be owned and operated by the Company.

Both parties may terminate the Tolmar Agreements (a) for the other party’s material breach, insolvency, or safety concerns, subject to a customary notice and cure period or (b) if the Company is unable to secure rights to intellectual property of a third party that is necessary for the exploitation of the Product as contemplated under the Agreements. Tolmar has the right to terminate the Agreements without cause at any time with prior written notice to the Company. The Company has the right to terminate the Agreements if Tolmar (a) is acquired by an entity that has certain competing products, subject to certain cure provisions, (b) challenges the intellectual property rights granted to Tolmar or (c) violates applicable laws. In the event of termination, the exclusive rights granted will revert to the Company, and the Company may grant exclusive rights to other parties within the United States. Amounts paid to the Company under the Agreements are non-refundable.

The Agreements also include an option, held by Tolmar, to expand into bladder cancer, subject to additional terms and payments, including a $5,000 payment as well as a further securities purchase at a premium to the market price of the Company’s ordinary shares then prevailing.

Under the Agreements, Tolmar paid the Company a non-refundable upfront payment of $15,000, which is designated toward the construction of manufacturing capacity. Tolmar also paid the Company $20,000 for the issuance of equity securities, at a 25% premium to the 30-trading day volume-weighted average price of the Company’s ordinary shares. The excess of the consideration received over the fair value of the shares issued, in the amount of $3,878, represents consideration under the Agreements and was recorded as a contract liability. In addition, Tolmar shall pay the Company up to an aggregate of $96,500 in clinical and regulatory milestone payments for the first prostate cancer indication, commercial milestone payments of up to an aggregate of $65,000, and further milestone payments in respect of bladder cancer if the option described above is exercised.

The Company evaluated the Agreements and determined that the Agreements are a contract with a customer within the scope of ASC 606 and include a single combined performance obligation. The transaction price includes fixed consideration and variable consideration in the form of milestone payments. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty is subsequently resolved. The Company assessed each milestone payment and concluded that, other than one clinical milestone payment of $20,000, the achievement of which is substantially within the Company’s control, it is not probable that a significant reversal in the amount of cumulative revenue recognized will not occur, and the remaining milestone payments are therefore fully constrained and excluded from the transaction price. Accordingly, as of June 30, 2026 the Company estimated the transaction price at $38,878, comprising the non-refundable upfront payment of $15,000, the excess over fair value paid for the Company’s equity securities of $3,878 and the unconstrained milestone payment of $20,000.

As of June 30, 2026, no revenue had been recognized in respect of the Agreements, as the Company had not made any progress toward satisfying the combined performance obligation. No units of the Product may be supplied, marketed or sold prior to receipt of marketing approval from the U.S. Food and Drug Administration. As such, the Company recorded the consideration received of $18,878, comprising the upfront payment and the excess over fair value paid for the Company’s equity securities, as deferred revenue.